Property and Equipment - Schedule of Property and Equipment (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 317,226		$ 308,509
Less: Accumulated depreciation		(292,739)		(257,373)
Total property and equipment, net	32,886	24,487	[1]	51,136
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		8,979		4,597
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		21,850		21,850
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 286,397		$ 282,062

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.